Accumulated Other Comprehensive Income - Schedule of changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income
Balance at beginning of period		$ (159,886)	$ (175,998)	$ (139,741)	$ (139,741)
Net other comprehensive income	$ (2,801)	2,439	(10,095)	5,884	8,198	[1]	$ 3,820	[1]
Balance at end of period	25,527	(167,140)	25,527	(167,140)	(175,998)		(139,741)
Cash flow hedge changes in fair value gain (loss)
Accumulated Other Comprehensive Income
Balance at beginning of period	4,474	7,091	11,759	3,581	3,581
Other comprehensive income (loss) before reclassifications	555	4,824	(2,245)	11,369	18,010		6,490
Amounts reclassified from accumulated comprehensive income	(4,267)	(1,680)	(11,098)	(3,580)	(7,197)		(1,746)
Tax effect	910	(772)	3,256	(1,907)	(2,635)		(1,163)
Net other comprehensive income	1,672	9,463	1,672	9,463	11,759		3,581
Balance at end of period	1,672	9,463	1,672	9,463	11,759		3,581
Foreign currency translation gain
Accumulated Other Comprehensive Income
Balance at beginning of period	250	174	259	239	239
Other comprehensive income (loss) before reclassifications	1	67	(8)	2	20		239
Net other comprehensive income	251	241	251	241	259		239
Balance at end of period	251	241	251	241	$ 259		$ 239
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Income
Balance at end of period	$ 1,923	$ 9,704	$ 1,923	$ 9,704

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.